Schedule of (gains)/losses, due to changes in assumptions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Actuarial gains/(losses) on obligations	R$ 745,160	R$ 585,968	R$ (790,473)
Actuarial gains/(losses) recorded as other comprehensive income	(237,492)	(80,059)	445,206
Total gains/(losses)	507,668	505,909	(345,267)
Deferred income tax and social contribution - G1 Plan	(60,292)	5,243	(17,792)
Valuation adjustments to equity	447,376	511,152	(363,059)
G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Actuarial gains/(losses) on obligations	414,823	64,637	(392,876)
Actuarial gains/(losses) recorded as other comprehensive income	(237,492)	(80,059)	445,206
Total gains/(losses)	177,331	(15,422)	52,330
Deferred income tax and social contribution - G1 Plan	(60,292)	5,243	(17,792)
Valuation adjustments to equity	117,039	(10,179)	34,538
G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Actuarial gains/(losses) on obligations	330,337	521,331	(397,597)
Actuarial gains/(losses) recorded as other comprehensive income
Total gains/(losses)	330,337	521,331	(397,597)
Deferred income tax and social contribution - G1 Plan
Valuation adjustments to equity	R$ 330,337	R$ 521,331	R$ (397,597)